Financial Risk Management - Summary of Quantification Extent to Collateral and other Credit Enhancements Mitigate Credit Risk Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
12-month expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	₩ 120,868,541	₩ 114,669,115
Deposits and savings	2,792,768	2,461,434
Property and equipment	15,498,262	15,121,688
Real estate	214,770,163	196,412,901
Total	353,929,734	328,665,138
Lifetime expected credit losses
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	129,716,048	122,734,565
Deposits and savings	2,931,602	2,606,463
Property and equipment	16,797,291	16,672,928
Real estate	238,133,541	218,680,412
Total	387,578,482	360,694,368
Non-impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	8,349,217	7,639,754
Deposits and savings	127,130	129,853
Property and equipment	1,071,833	1,109,156
Real estate	21,195,798	19,374,276
Total	30,743,978	28,253,039
Impaired
Assets Held as Collateral Permitted to be Sold or Repledged at Fair Value [Line Items]
Guarantees	498,290	425,696
Deposits and savings	11,704	15,176
Property and equipment	227,196	442,084
Real estate	2,167,580	2,893,235
Total	₩ 2,904,770	₩ 3,776,191